OFFICE AND MISCELLANEOUS	6 Months Ended
Jun. 30, 2022
OFFICE AND MISCELLANEOUS

19. OFFICE AND MISCELLANEOUS

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Advertising, Marketing, and Investor Relations	$982,824	$443,208	$2,140,768	$2,538,300
Compliance fees	54,956	75,555	102,336	191,289
Contract Work	168,891	24,680	299,866	58,757
Other	266,242	92,122	537,780	173,005
	$1,472,913	$635,565	$3,080,750	$2,961,351

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three and Six Months Ended June 30, 2022

Expressed in Canadian Dollars (unaudited)